As filed with the Securities and Exchange Commission on July 1, 1997

                                          1933 Act File No. 33-11387
                                          1940 Act File No. 811-4984

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]
          Pre-Effective Amendment No.                                [   ]
          Post-Effective Amendment No. 20                            [ X ]
                             and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
          Amendment No. 21
                (Check appropriate box or boxes.)

                    AMERICAN AADVANTAGE FUNDS
       (Exact name of Registrant as Specified in Charter)
               4333 Amon Carter Boulevard, MD 5645
                    Fort Worth, Texas  76155
       (Address of Principal Executive Office) (Zip Code)
 Registrant's Telephone Number, including Area Code: (817) 967-3509

                   WILLIAM F. QUINN, PRESIDENT
               4333 Amon Carter Boulevard, MD 5645
                    Fort Worth, Texas  76155
             (Name and Address of Agent for Service)
                            Copy to:
                   CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, NW
                     Washington, D.C.  20036

It is proposed that this filing will become effective (check appropriate box)
     [     ]   immediately upon filing pursuant to paragraph (b)
     [     ]   on (date) pursuant to paragraph (b)
     [     ]   60 days after filing pursuant to paragraph (a)(1)
     [     ]   on (date) pursuant to paragraph (a)(1)
     [  X  ]   75 days after filing pursuant to paragraph (a)(2)
     [     ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about December
20, 1996.

Registrant has adopted a Hub and Spoke (R) operating structure for each of its series except the American AAdvantage Short-Term
Income Fund. This Post-Effective Amendment includes a signature page for the AMR Investment Services Trust, the Hub trust.


                    AMERICAN AADVANTAGE FUNDS
               CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

          Cover Sheet

          Contents of Registration Statement

          Cross Reference Sheet

          Prospectus for the AMR Class of the American AAdvantage
          Intermediate Bond Fund

          Prospectus for the Institutional Class of the  American
          AAdvantage Intermediate Bond Fund

          Statement of Additional Information for the AMR Class and Institutional Class of the American AAdvantage
          Intermediate Bond Fund

          Part C

          Signature Pages

          Exhibits




The sole purpose of this filing is to add a new series to the American AAdvantage Funds, the American AAdvantage Intermediate
Bond Fund ("Fund"). The Fund will offer two classes of shares, the Institutional Class and the AMR Class.


           AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
                INSTITUTIONAL CLASS AND AMR CLASS

                 FORM N-1A CROSS-REFERENCE SHEET

                             Part A

FORM N-1A
ITEM NO.       PROSPECTUS CAPTION

1              Cover Page

2              Table of Fees and Expenses

3              Yields and Total Returns

4              Cover  Page;  Introduction;  Investment
               Objectives,   Policies   and   Risks;   Investment
               Restrictions

5              Management  and Administration  of  the
               Trust; Investment Advisers

5A             Not Applicable

6              Dividends, Other Distributions and  Tax
               Matters;    General    Information;    Shareholder
               Communications

7              Management  and Administration  of  the
               Trust;  Purchase,  Redemption  and  Valuation   of
               Shares

8              Purchase,  Redemption and Valuation  of
               Shares

9              Not Applicable


                             Part B

FORM N-1A      STATEMENT OF ADDITIONAL
ITEM NO.       INFORMATION CAPTION

10             Cover Page

11             Table of Contents

12             Not Applicable

13             Investment    Restrictions;    Other
               Information

14             Trustees and Officers of the Trust  and
               the AMR Trust

15             Not Applicable

16             Management, Administrative Services and
               Distribution Fees; Investment Advisory Agreements

17             Portfolio Securities Transactions

18             Description   of  the   Trust;   Other
               Information

19             Redemptions in Kind

20             Tax Information

21             Not Applicable

22             Yield and Total Return Quotations

23             Not Applicable


PART C.  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration
Statement.


           AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
                         -- AMR CLASS --
                       SEPTEMBER 15, 1997

     This Prospectus contains important information about the AMR Class of the American AAdvantage Intermediate Bond Fund(SM) ("Fund"), a series of the American AAdvantage Funds ("Trust"), an open-end management investment company. The Fund seeks income and capital appreciation by investing all of its investable assets in the Intermediate Bond Portfolio ("Portfolio") of the AMR Investment Services Trust ("AMR Trust"), which in turn primarily invests in debt obligations. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. The Fund consists of two classes of shares designed to meet the needs of different groups of investors. AMR Class shares are offered to tax exempt retirement and benefit plans of AMR Corporation and its affiliates. Prospective investors in the AMR Class should read this Prospectus carefully before making an investment decision and retain it for future reference.

     In addition to this Prospectus, a Statement of Additional Information ("SAI") dated September 15, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI contains more detailed information about the Fund. For a free copy of the SAI, call (817)-967-3509. For further information about the AMR Class or for information on the other class of shares of the Fund, please refer to the appropriate address and phone number on the back cover of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Under a Hub and Spoke(1) operating structure, the Fund seeks its investment objective by investing all of its investable assets in the Portfolio as described above. The Portfolio's investment objective is identical to that of the Fund. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by the Fund will be the Fund's interest in the Portfolio. AMR Investment Services, Inc. ("Manager") provides investment management and administrative services to the Portfolio and administrative services to the Fund. This Hub and Spoke structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Investment Objective, Policies and Risks -- Additional Information About the Portfolio." The Fund may withdraw its investment in the Portfolio at any time if the Trust's Board of Trustees ("Board") determines that it would be in the best interest of the Fund and its shareholders to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment policies and restrictions described in this Prospectus and the SAI.

Table of Fees and Expenses......................... 2

Introduction....................................... 2

Investment Objective, Policies and Risks........... 3

Investment Restrictions............................ 7

Yields and Total Returns........................... 8

Management and Administration of the Trusts........ 8

Investment Advisers................................ 10

Purchase, Redemption and Valuation of Shares....... 10

Dividends, Other Distributions and Tax Matters..... 12

General Information................................ 13

Shareholder Communications......................... 13

TABLE OF FEES AND EXPENSES

     Shown below are all AMR Class expenses expected to be incurred by the Fund during its initial fiscal year. Because the Fund's shares were not offered for sale prior to the date of this Prospectus, annual operating expenses are based on estimated expenses.

Annual Operating Expenses (as a percentage of average net assets):

Management Fees             0.25%
Other Expenses              0.13%
Total Operating Expenses    0.38%

     The above expenses reflect the estimated expenses of the Fund and the Portfolio. The Board believes that the aggregate per share expenses of the Fund (including its proportionate share of the Portfolio's expenses) will be approximately equal to the per share expenses that the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

Example

     An AMR Class investor in the Fund would directly or indirectly pay on a cumulative basis the following expenses on a $1,000 investment assuming a 5% annual return:

1 Year     $4
3 Years    $12

     The purpose of the table above is to assist a potential investor in understanding the various costs and expenses to be incurred directly or indirectly as a shareholder in the AMR Class of the Fund. Additional information may be found under "Management and Administration of the Trusts" and "Investment Advisers."

THE  FOREGOING  EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR
WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLE.


INTRODUCTION

     The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund is a separate investment portfolio of the
Trust.  The  Fund  invests all of its investable  assets  in  the
Portfolio, which has an identical investment objective. The Manager provides the Portfolio with business and asset management services, including the evaluation and monitoring of the investment adviser and it provides the Fund with administrative services. The Fund consists of two classes of shares, including the "Institutional Class," which is primarily for large institutional investors investing at least $2 million in the Fund, and the "AMR Class," which is available to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. For further information about the Institutional Class call (800) 967-9009.

     Although each class of shares is designed to meet the needs of different categories of investors, all classes of the Fund share the same portfolio of investments and share a common investment objective. See "Investment Objectives, Policies and Risks." There is no guarantee that the Fund will achieve its investment objective. Based on its value, a share of the Fund, regardless of class, will receive a proportionate share of the investment income and the gains (losses) earned (or incurred) by the Fund. It also will bear its proportionate share of expenses that are allocated to the Fund as a whole. However, certain expenses are allocated separately to each class of shares.

     The assets of the Portfolio are allocated by the Manager between the Manager and another investment adviser. The Manager and the other investment adviser each have discretion to purchase and sell portfolio securities in accordance with the investment objectives, policies and restrictions described in this
Prospectus, the SAI, and by specific investment strategies developed by the Manager. See "Investment Advisers."

     AMR Class shares are sold without any sales charges at the next share price calculated after an investment is received and accepted. Shares will be redeemed at the next share price calculated after receipt of a redemption order. See "Purchase, Redemption and Valuation of Shares."

INVESTMENT OBJECTIVE, POLICIES AND RISKS

     The Fund has a fundamental investment policy which allows it to invest all of its investable assets in the Portfolio. All other fundamental investment policies and the non-fundamental investment policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust's Board of Trustees ("AMR Trust Board"), it applies equally to the Fund and the Board.

     The Fund's investment objective is to realize income and capital appreciation. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which invests primarily in debt obligations. Permissible investments include securities of the U.S. Government and its agencies and instrumentalities, including separately traded registered principal and interest securities ("STRIPS") and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; domestic, Yankeedollar and Eurodollar certificates of deposit, bank deposit notes, and bank notes; other investment companies; and cash or cash equivalents including investment grade short-term obligations. Such obligations may have a fixed, variable or floating rate of interest. At the time of purchase, all such securities will be rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("Rating Organizations") rating that security, such as Standard & Poor's ("S&P") or Moody's Investor Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Manager or the investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's total assets. Obligations rated in the BBB or Baa categories by any Rating Organization have speculative characteristics and thus changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio, at the discretion of the Manager and the investment adviser, may retain a security which has been downgraded below the initial investment criteria. See the SAI for definitions of the foregoing securities and for a description of debt ratings. Principal and/or interest payments for obligations of the U.S. Government's agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

     Investments in Eurodollar (U.S. dollar obligations issued outside the United States by domestic or foreign entities) and Yankeedollar (U.S. dollar obligations issued inside the United States by foreign entities) obligations involve risks that differ from investments in securities of domestic issuers. Most notably, there generally is less publicly available information about foreign issuers; there may be less governmental regulation and supervision; foreign issuers may use different accounting and financial standards; and the adoption of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     The Portfolio also may engage in dollar rolls, or purchase or sell securities on a "when-issued" or "forward commitment" basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

     The market value of fixed rate securities, and thus the net asset value of the Portfolio's shares, is expected to vary inversely with movements in interest rates. The market value of variable and floating rate instruments should not vary as much due to the periodic adjustments in their interest rates. An adjustment which increases the interest rate of such securities should reduce or eliminate declines in market value resulting from a prior upward movement in interest rates, and an adjustment which decreases the interest rate of such securities should reduce or eliminate increases in market value resulting from a prior downward movement in interest rates.

     Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage
Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

     Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

     The   Portfolio  is  permitted  to  invest  in  asset-backed
securities,  subject  to  the  Portfolio's  rating  and   quality
requirements.  Through  the  use of trusts  and  special  purpose subsidiaries, various types of assets, primarily home equity loans, automobile and credit card receivables, and other types of receivables or other assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's and the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that do not exist with mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on the securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Although investments will not be restricted by either maturity or duration of the securities purchased, under normal circumstances, the Portfolio will seek to maintain a dollar weighted average duration of three to seven years. Because the timing on return of principal for both asset-backed and mortgage-backed securities is uncertain, in calculating the average weighted duration of the Portfolio, the duration of these securities may be based on certain industry conventions.

     Except as otherwise indicated, the investment policies of the Fund may be changed at any time by the Board to the extent that such changes are consistent with the investment objective of the Fund. However, the Fund's investment objective may not be changed without a majority vote of the Fund's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholder's meeting, or (b) more than 50% of the shares of the Fund (hereinafter, "majority vote"). The Portfolio's investment objective may not be changed without a majority vote of the Portfolio's interest holders.

Other  Investment  Policies  -- In  addition  to  the  investment policies  described  above,  the  Portfolio  may  also  lend  its
securities,   enter   into   fully   collateralized    repurchase
agreements, and invest in private placement offerings.

     Securities Lending. The Portfolio may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, securities of the U.S. Government and its agencies and instrumentalities and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Portfolio of would exceed 33 1/3% of its total assets. The Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolio seeks to minimize this risk by making loans only to borrowers which are deemed by the Manager to be of good financial standing and which have been approved by the AMR Trust Board. For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans will be deemed an asset of the Portfolio to the extent required by law. The Manager will receive compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation will depend on the income generated by the loan of the Portfolio's securities. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Portfolio to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by the Manager. See the SAI for further information regarding loan transactions.

     Repurchase Agreements. A repurchase agreement is an agreement under which securities are acquired by the Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers attempt to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust Board. See the SAI for more information regarding repurchase agreements.

     Private Placement Offerings. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws and generally are sold to institutional investors such as the Portfolio that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A.
Section 4(2) securities normally are resold to other institutional investors such as the Portfolio through or with the assistance of the issuer or dealers that make a market in the
Section 4(2) securities, thus providing liquidity. The Portfolio will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by the Portfolio in excess of this level are at all times liquid.

     The AMR Trust Board and the applicable investment adviser, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     Brokerage Practices and Portfolio Turnover -- The Portfolio normally will not incur any brokerage commissions on its transactions because debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer. The Manager and the investment adviser will each place its own orders to execute securities transactions which are designed to implement the Portfolio's investment objective and policies. In placing such orders, the Manager and the investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer is considered when making these determinations.

     Additional Information About the Portfolio -- As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

     The Manager expects, although it cannot guarantee, that the Fund will achieve economies of scale by investing in the Portfolio. In addition to selling its interests to the Fund, the Portfolio may sell its interests to other nonaffiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and would be allowed to charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company that invests exclusively in the Portfolio.

     The Fund's investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objective, policies and restrictions, that is not approved by the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution "in kind" could result in a less diversified portfolio of investments for the Fund and could affect adversely its liquidity.

     The Portfolio's and the Fund's investment objectives and policies are described above. See "Investment Restrictions" for a description of their investment restrictions. The investment objective of the Fund can be changed only with shareholder approval. The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund within thirty days prior to any changes in the Portfolio's investment objective. If the investment objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the Fund would seek an alternative investment vehicle or the investment advisers would actively manage the Fund.

     See "Management and Administration of the Trust" for a complete description of the investment management fee and other expenses associated with the Fund's investment in the Portfolio. This Prospectus and the SAI contain more detailed information about the Fund and the Portfolio, including information related to (1) the investment objective, policies and restrictions of the Fund and the Portfolio, (2) the Board of Trustees and officers of the Trust and the AMR Trust (3) brokerage practices, (4) the Fund's shares, including the rights and liabilities of its shareholders, (5) additional performance information, including the method used to calculate yield and total return, and (6) the determination of the value the Fund's shares.

INVESTMENT RESTRICTIONS

     The following fundamental investment restrictions and the non-fundamental investment restriction are identical for the Fund and the Portfolio. Therefore, although the following discusses the investment restrictions of the Portfolio and the AMR Trust Board, it applies equally to the Fund and Board. The following fundamental investment restrictions may be changed with respect to the Fund by the majority vote of the Fund's outstanding shares or with respect to the Portfolio by the majority vote of the Portfolio's interest holders. The Portfolio may not:

     - Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets.

     - Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies and instrumentalities. Finance companies as a group are not considered a single industry for purposes of this policy. Further, wholly owned finance company subsidiaries will be considered to be in the industries of their parent companies if their activities are primarily related to financing the activities of their parent companies.

     The following non-fundamental investment restriction may be changed with respect to the Fund by a vote of a majority of the Board or with respect to the Portfolio by a vote of a majority of the AMR Trust Board: the Portfolio may not invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days.

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. See the SAI for other investment limitations.

YIELDS AND TOTAL RETURNS

     Each class of the Fund has different expenses which will impact its performance. Advertised yields for the AMR Class of the Fund will be computed by dividing the net investment income earned per share during the relevant time period by the maximum offering price per class on the last day of the period. Total return quotations for the AMR Class of the Fund may reflect the average annual compounded (or aggregate compounded) rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period. The AMR Class of the Fund may advertise a "monthly distribution rate." This rate is based on an annualized monthly dividend accrual rate per share compared with the month-end share price of the AMR Class of the Fund. The Fund will at times compare its performance to applicable published indices, and may also disclose its performance as ranked by certain ranking entities. See the SAI for more information about the calculation of yields and total returns.

MANAGEMENT AND ADMINISTRATION OF THE TRUSTS

     Fund Management Agreement -- The Board has general supervisory responsibility over the Trust's affairs. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Trust pursuant to a Management Agreement dated April 3, 1987, as amended July 25, 1997, together with the Administrative
Services Agreement described below. The AMR Trust and the Manager also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates the Manager to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust. The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc., and was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. The assets of the Portfolio are allocated between the Manager and the investment adviser by the Manager. See "Investment Advisers." As of June 30, 1997, the Manager had assets under management totaling approximately $ ____ billion, including approximately $ ____ billion under active management and $ ____ billion as named fiduciary or fiduciary adviser. Of the total, approximately $ ____ billion of assets are related to AMR. American Airlines, Inc. is not responsible for investments made in the Fund.

     The Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Trusts by third parties. The Manager oversees the Portfolio's participation in securities lending activities and any actions taken by securities lending agents in connection with those activities to ensure compliance with all applicable regulatory and investment guidelines. The Manager also develops the investment programs for the Portfolio, selects and changes investment advisers (subject to approval by the AMR Trust Board and appropriate interest holders), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, and coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions.

     The Manager bears the expense of providing the above services and pays the fees of the investment adviser of the Fund and the Portfolio. As compensation for paying the investment advisory fees and for providing the Portfolio with advisory and asset allocation services, the Manager receives from the AMR Trust an annualized advisory fee that is calculated and accrued daily, equal to 0.25% of the net assets of the Portfolio. The advisory fee is payable quarterly in arrears. To the extent that the Fund invests all of its investable assets in the Portfolio, the Manager will not receive an advisory fee under its Management Agreement with the Trust. The Manager receives compensation in connection with securities lending activities. If the Portfolio lends its portfolio securities and receives cash collateral from the borrower, the Manager will receive up to 25% of the net
annual  interest  income  (the  gross  interest  earned  by   the
investment less the amount paid to the borrower as well as related expenses) received from the investment of such cash. If a borrower posts collateral other than cash, the borrower will pay to the lender a loan fee. The Manager will receive up to 25% of the loan fees posted by borrowers. The Manager also is compensated through the Administrative Services Agreement, as described below, for other services provided.

     The Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board and the AMR Trust Board, including the affirmative votes of a majority of the Trustees of each Board who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of the Fund's shareholders or the Portfolio's interest holders. The Management Agreement may be terminated with respect to the Fund or the Portfolio at any time, without penalty, by a majority vote of outstanding Fund shares or Portfolio interests on sixty (60) days' written notice to the Manager, or by the Manager, on sixty
(60) days' written notice to the Trust or the AMR Trust. The Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

     The Trust is responsible for the following expenses: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Independent Trustees; insurance and fidelity bond premiums; and any extraordinary expenses of a nonrecurring nature.

     A majority of the Independent Trustees of the Board have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and the AMR Trust, including creating a separate Board of Trustees of the AMR Trust.

     Fund Advisory Agreements -- The investment adviser has entered into separate investment advisory agreements with the
Manager to provide investment advisory services to the Fund and the Portfolio. To the extent that the Fund invests all of its investable assets in the Portfolio, however, the investment adviser  will  receive  an advisory fee only  on  behalf  of  the
Portfolio and not on behalf of its the Fund. The assets of the Portfolio are allocated between the Manager and the investment adviser for the Portfolio and described in this Prospectus in "Investment Advisers." The Manager is permitted to enter into new or modified advisory agreements with existing or new investment advisers without approval of Fund shareholders or Portfolio interest holders, but subject to approval of the Board and the AMR Trust Board. The SEC issued an exemptive order which eliminates the need for shareholder/interest holder approval, subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. The Manager recommends investment advisers to the Board and the AMR Trust Board based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets to the investment adviser may be changed at any time by the Manager. In general, the allocation will vary based upon a variety of factors, including the overall investment performance of the investment adviser, the Portfolio's cash flow needs and market conditions. The investment adviser can be terminated without penalty to the AMR Trust by the Manager and the AMR Trust Board or the interest holders of the Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and the Manager does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

     The Manager and the investment adviser have discretion to purchase and sell securities for their segment of the Portfolio's assets in accordance with the Portfolio's objective, policies and restrictions and the more specific strategies provided by the Manager. Although the investment adviser is subject to general supervision by the AMR Trust Board and the Manager, these parties do not evaluate the investment merits of specific securities transactions. As compensation for its services, the investment adviser is paid a fee by the Manager out of the proceeds of the management fee received by the Manager from the AMR Trust.

     Administrative Services Agreement -- The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide the Fund those administrative and management services (other than investment advisory services) described in the Management Agreement. As compensation for these services, the Manager receives an annualized fee of 0.05% of the net assets of the Fund. To the extent that the Fund invests all of its investable assets in the Portfolio, however, the Manager will receive no fee under this Agreement.

     Allocation of Fund Expenses -- Expenses of the Fund generally are allocated equally among the shares of that Fund, regardless of class. However, certain expenses approved by the Board will be allocated solely to the class to which they relate.

     Principal Underwriter -- Brokers Transaction Services,  Inc.
("BTS"), 7001 Preston Road, Dallas, Texas, 75205 serves as the principal underwriter of the Trust.

     Custodian and Transfer Agent -- NationsBank of Texas,  N.A.,
Dallas, Texas, serves as custodian for the Portfolio and the Fund, and as transfer agent for the AMR Class.

     Independent Auditor -- The independent auditor for the Trust and the AMR Trust is Ernst & Young LLP, Dallas, Texas.

INVESTMENT ADVISERS

     Set forth below is a brief description of the investment advisers for the Fund and the Portfolio. References to the investment advisers retained by a Portfolio also apply to the Fund.

     William F. Quinn has served as President of the Manager since it was founded in 1986 and Nancy A. Eckl serves as Vice President-Trust Investments of the Manager. Ms. Eckl previously served as Vice President-Finance and Compliance of the Manager from December 1990 to May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Fund and the Portfolio. These responsibilities include oversight of the investment adviser, regular review of the investment adviser's performance and asset allocations between the Manager and the investment adviser.

     Barrow,  Hanley, Mewhinney & Strauss, Inc. ("Barrow"),  3232
McKinney   Avenue,  15th  Floor,  Dallas,  Texas  75204,   is   a
professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation.
As   of  June  30,  1997,  Barrow  had  discretionary  investment management authority with respect to approximately $ ____ billion of assets, including approximately $ ____ billion of assets of AMR and its subsidiaries and affiliated entities. The Manager pays Barrow an annualized fee equal to .30% on the first $200 million in AMR Trust assets under its discretionary management,
 .20% on the next $300 million, .15% on the next $500 million, and .125% on assets over $1 billion. Solely for the purpose of determining the applicable percentage rates when calculating Barrow's fees, there shall be included all other assets or trust assets of American Airlines, Inc. also under management by Barrow
(except  assets  managed  under  the  HALO  Bond  Program).   The
inclusion of any such assets will result in lower overall fee rates being applied to the Portfolio. Barrow provides no services to the Fund or the Portfolio except for portfolio investment
management  and  related  recordkeeping  services,  and  has   no
affiliation with the Trust, the AMR Trust or the Manager.

PURCHASE, REDEMPTION AND VALUATION OF SHARES

     Purchasing  Shares  of  the Trust -- AMR  Class  shares  are offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. Shares are sold without a sales charge at the next share price calculated after the acceptance of a purchase order. AMR Class shares are offered and orders accepted until 4:00 p.m. Eastern time on each day on which the New York Stock Exchange ("Exchange") is open for trading, which excludes the following business holidays: New Year's Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day ("Business Day"). The Trust reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

     AMR Class shares may be purchased and redeemed as follows:

     By Wire -- Purchases may be made by wiring funds. To ensure prompt receipt of a transmission by wire, the investor should: telephone the transfer agent at (214) 508-5038 or (800) 658-5811 and specify the Fund whose shares are to be purchased; provide the name, address, telephone number and account number of the investor; and identify the amount being wired and by which bank. If the investor is opening a new account, the transfer agent will provide the investor with an account number. The investor should instruct its bank to designate the account number which the transfer agent has assigned to the investor and to transmit the federal funds to: Federal Reserve Bank, Dallas, for NationsBank of Texas, N.A. ABA Routing # 111-000-025, Corporate Trust Suspense Account No. 0180019810, reference American AAdvantage Funds, attention: Fund Account Services.

     By Depositing Securities -- Shares of the Fund may be purchased in exchange for an investor's securities if the securities are acceptable to the Portfolio and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must first contact the Manager and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The investor must represent that all such securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Manager will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Manager. Securities accepted by the Fund must have a readily ascertainable value as evidenced by a listing on the Exchange, the American Stock Exchange or Nasdaq. Securities are valued in the manner described for valuing Portfolio assets in the section entitled "Valuation of Shares." Acceptance of such orders may occur on any day during the five-day period afforded the Manager to review the acceptability of the securities. Upon notice of acceptance of such orders, the securities must be delivered in fully negotiable form within three days. The Manager will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for investment by the Portfolio, and not for resale.

     By Mail -- Share purchases of the Fund may be made by mail by sending a check or other negotiable bank draft payable to the applicable Fund to "NationsBank of Texas, N.A., 11th Floor, Elm Place, P.O. Box 830840, Dallas, Texas 75283-0840, Attn.: American AAdvantage Funds -- AMR Class." An additional purchase of shares should be accompanied by the shareholder's account number. Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     Redemption of Shares -- Fund shares may be redeemed on any Business Day by writing directly to NationsBank of Texas, N.A. at the address above under "Purchasing Shares of the Trust -- By Mail." The redemption price will be the net asset value per share next determined after receipt by NationsBank of Texas, N.A. of all required documents in good order. "Good order" means that the request must include a letter of instruction or stock assignment specifying the number of shares or dollar amount to be redeemed, signed by an authorized signatory for the owners of the shares in the exact names in which they appear on the account, and accompanied by such other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, IRAs and welfare, pension and profit-sharing plans. In addition, any share certificates being redeemed must be returned duly endorsed or accompanied by a stock assignment with signatures guaranteed by a bank, trust company or member of a recognized stock exchange.

     Payment for redeemed shares will be made in cash within seven days after the receipt of a redemption request in good order. However, the Fund reserves the right to suspend redemptions or postpone the date of payment (a) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted, (b) at such time as an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Fund's' shareholders. Shares purchased by check may not be redeemed until the funds have cleared, which may take up to 15 days. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. See the SAI for further information concerning redemptions in kind.

     Distribution of Trust Shares -- Shares are distributed through the Fund's principal underwriter, BTS. BTS is compensated by the Manager, and not the Trust. The Trust does not incur any direct distribution expenses. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and the Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

     Valuation of Shares -- The net asset value of each share (share price) of the Fund is determined as of 4:00 p.m. Eastern time on each Business Day. The net asset value of all outstanding shares of all classes will be determined based on a pro rata allocation of the value of the Portfolio's assets (net of liabilities) and the Portfolio's investment income, expenses and total capital gains and losses. The allocation will be based on comparative net asset value at the beginning of the day except for expenses related solely to one class of shares ("Class Expenses"), which will be borne only by the appropriate class of shares. Because of the Class Expenses, the net income attributable to and the dividends payable for each class of shares may be different. Additionally, the Fund may compute differing share prices as a result of Class Expenses.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Investment grade short-term obligations with 60 days or less to maturity held by the Portfolio are valued using the amortized cost method as described in the SAI.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX MATTERS

     Dividends and Other Distributions -- Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends consisting of substantially all of the net investment income of the Fund, which are paid monthly, normally are declared on each Business Day immediately prior to the determination of the class's net asset value per share and are payable to shareholders of record as of the close of business on the day on which declared. The Fund's net investment income attributable to the AMR Class consists of that class's pro rata share of the Fund's share of dividends and interest (including discount) accrued on the Portfolio's securities, less applicable expenses of the Fund (including its share of the Portfolio's expenses allocable to the AMR Class). Distributions of the Fund's share of the Portfolio's realized net short-term capital gain and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, normally are made annually.

     Unless a shareholder elects otherwise on the account application, all dividends and other distributions on the Fund's AMR Class shares are automatically declared and paid in additional AMR Class shares of the Fund. However, a shareholder may choose to have distributions of realized net short-term capital gain and net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the transfer agent at least ten days prior to the payment date for a dividend or other distribution.

     Tax  Information  --  The  Fund is  treated  as  a  separate corporation for federal income tax purposes and intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (generally, taxable net investment income plus any net short-term capital gain) and net capital gain that it distributes to its shareholders. However, the Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that calendar year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these and other purposes, dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. The Portfolio has received an opinion of counsel that it should be classified for federal income tax purposes as a partnership; accordingly, the Portfolio should not subject to federal income tax.

     The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans"), which are the AMR Class shareholders, pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisers for information on the tax consequences associated with participating in the Plans.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders. Prospective investors are urged to consult their own tax advisers regarding specific questions as to the effect of federal, state or local income taxes on any investment in the Fund. For further tax information, see the SAI.

GENERAL INFORMATION

     The Trust currently is comprised of ten separate investment portfolios. The Fund is comprised of two classes of shares, which can be issued in an unlimited number. Each share represents an equal proportionate beneficial interest in the Fund and is entitled to one vote. Only shares of a particular class may vote on matters affecting that class. Only shares of the Fund may vote on matters affecting the Fund. All shares of the Trust vote on matters affecting the Trust as a whole. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Trust are nontransferable. Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of the Trust, however, will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

     On most issues subjected to a vote of the Portfolio's interest holders, as required by the 1940 Act, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. Because the Portfolio interest holder's votes are proportionate to its percentage interests in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of the Fund had voted. This could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the Fund. Whenever the shareholders of the Fund are called to vote on matters related to the Portfolio, the Board shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from the Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of the Fund.

     As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the federal securities laws or the Trust's Declaration of Trust or By-Laws. Trustees can be removed by a shareholder vote at special shareholder meetings.

SHAREHOLDER COMMUNICATIONS

     Shareholders will receive periodic reports, including annual and semi-annual reports which will include financial statements showing the results of the Fund's operations and other information. The financial statements of the Fund will be audited by independent auditors at least annually. Shareholder inquiries and requests for information regarding the other investment companies which also invest in the AMR Trust should be made in writing to the Fund at P.O. Box 619003, MD 5645, Dallas/Fort Worth Airport, Texas 75261-9003 or by calling (800) 388-3344.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in sales literature specifically approved by officers of the Trust for use in connection with the offer of any AMR Class shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any jurisdiction in which, or to any person to whom, such offering may not lawfully be made.

     American AAdvantage Funds is a registered service mark of AMR Corporation. AMR Class and American AAdvantage Intermediate
Bond Fund are service marks of AMR Investment Services, Inc.

(1) Hub and Spoke is a registered service mark of Signature
    Financial Group, Inc.


                  American AAdvantage Funds(R)


                         -- AMR Class --
                         P.O. Box 619003
           Dallas/Fort Worth Airport, Texas 75261-9003
                         (800) 967-9009


                    -- Institutional Class --
                         P.O. Box 619003
           Dallas/Fort Worth Airport, Texas 75261-9003
                         (800) 967-9009



           AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
                     --INSTITUTIONAL CLASS--
                       SEPTEMBER 15, 1997

     This Prospectus contains important information about the Institutional Class of the American AAdvantage Intermediate Bond Fund(SM) ("Fund"), a series of the American AAdvantage Funds ("Trust"), an open-end management investment company. The Fund seeks income and capital appreciation by investing all of its investable assets in the Intermediate Bond Portfolio ("Portfolio") of the AMR Investment Services Trust ("AMR Trust") which in turn primarily invests in debt obligations . The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. The Fund consists of two classes of shares designed to meet the needs of different groups of investors. Institutional Class shares are offered primarily to institutional investors investing at least $2 million in the Fund. Prospective investors in the Institutional Class should read this Prospectus carefully before making an investment decision and retain it for future reference.

     In addition to this Prospectus, a Statement of Additional Information ("SAI") dated September 15, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI contains more detailed information about the Fund. For a free copy of the SAI, call (817)-967-3509. For further information about the Institutional Class or for information on the other class of shares of the Fund, please refer to the appropriate address and phone number on the back cover of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Under a Hub and Spoke(1) operating structure, the Fund seeks its investment objective by investing all of its investable assets in the Portfolio as described above. The Portfolio's investment objective is identical to that of the Fund. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by the Fund will be the Fund's interest in the Portfolio. AMR Investment Services, Inc. ("Manager") provides investment management and administrative services to the Portfolio and administrative services to the Fund. This Hub and Spoke operating structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Investment Objective, Policies and Risks -- Additional Information About the Portfolio." The Fund may withdraw its investment in the Portfolio at any time if the Trust's Board of Trustees ("Board") determines that it would be in the best interest of the Fund and its shareholders to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment policies and restrictions described in this Prospectus and the SAI.

Table of Fees and Expenses...................................  2

Introduction.................................................  3

Investment Objective, Policies and Risks.....................  3

Investment Restrictions......................................  7

Yields and Total Returns.....................................  8

Management and Administration of the Trusts..................  8

Investment Advisers..........................................  10

Purchase, Redemption and Valuation of Shares.................  11

Dividends, Other Distributions and Tax Matters...............  13

General Information..........................................  14

Shareholder Communications...................................  14

TABLE OF FEES AND EXPENSES

     Shown below are all Institutional Class expenses expected to be incurred by the Fund during its initial fiscal year. Because the Fund's shares were not offered for sale prior to the date of this Prospectus, annual operating expenses are based on estimated expenses.

Annual Operating Expenses (as a percentage of average net assets):

Management Fees           0.25%
12b-1 Fees                0.00%
Other Expenses            0.38%
Total Operating Expenses  0.63%

     The above expenses reflect the estimated expenses of the Fund and the Portfolio. The Board believes that the aggregate per share expenses of the Fund (including its proportionate share of the Portfolio's expenses) will be approximately equal to the per share expenses that the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

Example

     An Institutional Class investor in the Fund would directly or indirectly pay on a cumulative basis the following expenses on a $1,000 investment assuming a 5% annual return:

1 Year       $6
3 Years      $20

     The purpose of the table above is to assist a potential investor in understanding the various costs and expenses to be incurred directly or indirectly as a shareholder in the Institutional Class of the Fund. Additional information may be found under "Management and Administration of the Trusts" and "Investment Advisers."

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLE.

INTRODUCTION

     The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund is a separate investment portfolio of the
Trust.  The  Fund  invests all of its investable  assets  in  the
Portfolio, which has an identical investment objective. The Manager provides the Portfolio with business and asset management services, including the evaluation and monitoring of the investment adviser, and it provides the Fund with administrative services. The Fund consists of two classes of shares, including the "AMR Class", which is available to tax exempt retirement and benefit plans of AMR Corporation and its affiliates, and the "Institutional Class", which is primarily for institutional investors investing at least $2 million in the Fund. For further information about the AMR Class, call (800) 967-9009.

     Although each class of shares is designed to meet the needs of different categories of investors, both classes of the Fund share the same portfolio of investments and share a common investment objective. See "Investment Objective, Policies and Risks." There is no guarantee that the Fund will achieve its investment objective. Based on its value, a share of the Fund, regardless of class, will receive a proportionate share of the investment income and the gains (losses) earned (or incurred) by the Fund. It also will bear its proportionate share of expenses that are allocated to the Fund as a whole. However, certain expenses are allocated separately to each class of shares.

     The assets of the Portfolio are allocated by the Manager between the Manager and another investment adviser. The Manager and the other investment adviser each have discretion to purchase and sell portfolio securities in accordance with the investment objectives, policies and restrictions described in this
Prospectus, the SAI, and by specific investment strategies developed by the Manager. See "Investment Advisers."

     Institutional Class shares are sold without any sales charges at their net asset value next determined after an investment is received and accepted. Shares will be redeemed at the next share price calculated after receipt of a redemption order. See "Purchase, Redemption and Valuation of Shares."

INVESTMENT OBJECTIVE, POLICIES AND RISKS

     The Fund has a fundamental investment policy which allows it to invest all of its investable assets in the Portfolio. All other fundamental investment policies and the non-fundamental investment policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust's Board of Trustees ("AMR Trust Board"), it applies equally to the Fund and the Board.

     The Fund's investment objective is to realize income and capital appreciation. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which invests primarily in debt obligations. Permissible investments include securities of the U.S. Government and its agencies and instrumentalities, including separately traded registered principal and interest securities ("STRIPS") and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; domestic, Yankeedollar and Eurodollar certificates of deposit, bank deposit notes, and bank notes; other investment companies; and cash or cash equivalents, including investment grade short-term obligations. Such obligations may have a fixed, variable or floating rate of interest. At the time of purchase, all such securities will be rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("Rating Organizations") rating that security, such as Standard & Poor's ("S&P") or Moody's Investor Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Manager or the investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's total assets. Obligations rated in the BBB or Baa categories by any Rating Organization have speculative characteristics and thus changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio, at the discretion of the Manager and the investment adviser, may retain a security which has been downgraded below the initial investment criteria. See the SAI for definitions of the foregoing securities and for a description of debt ratings. Principal and/or interest payments for obligations of the U.S. Government's agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

     Investments in Eurodollar (U.S. dollar obligations issued outside the United States by domestic or foreign entities) and Yankeedollar (U.S. dollar obligations issued inside the United States by foreign entities) obligations involve risks that differ from investments in securities of domestic issuers. Most notably, there generally is less publicly available information about foreign issuers; there may be less governmental regulation and supervision; foreign issuers may use different accounting and financial standards; and the adoption of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     The Portfolio also may engage in dollar rolls, or purchase or sell securities on a "when-issued" or "forward commitment" basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

     The market value of fixed rate securities, and thus the net asset value of the Portfolio's shares, is expected to vary inversely with movements in interest rates. The market value of variable and floating rate instruments should not vary as much due to the periodic adjustments in their interest rates. An adjustment which increases the interest rate of such securities should reduce or eliminate declines in market value resulting from a prior upward movement in interest rates, and an adjustment which decreases the interest rate of such securities should reduce or eliminate increases in market value resulting from a prior downward movement in interest rates.

     Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage
Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

     Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

     The   Portfolio  is  permitted  to  invest  in  asset-backed
securities,  subject  to  the  Portfolio's  rating  and   quality
requirements.  Through  the  use of trusts  and  special  purpose subsidiaries, various types of assets, primarily home equity loans, automobile and credit card receivables, and other types of receivables or other assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's and the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that do not exist with mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on the securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Although investments will not be restricted by either maturity or duration of the securities purchased, under normal circumstances, the Portfolio will seek to maintain a dollar weighted average duration of three to seven years. Because the timing on return of principal for both asset-backed and mortgage-backed securities is uncertain, in calculating the average weighted duration of the Portfolio, the duration of these securities may be based on certain industry conventions.

     Except as otherwise indicated, the investment policies of the Fund may be changed at any time by the Board to the extent that such changes are consistent with the investment objective of the Fund. However, the Fund's investment objective may not be changed without a majority vote of the Fund's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholder's meeting, or (b) more than 50% of the shares of the Fund (hereinafter, "majority vote"). The Portfolio's investment objective may not be changed without a majority vote of the Portfolio's interest holders.

Other  Investment  Policies  -- In  addition  to  the  investment policies  described  above,  the  Portfolio  also  may  lend  its
securities,   enter   into   fully   collateralized    repurchase
agreements, and invest in private placement offerings.

     Securities  Lending.  The Portfolio may lend  securities  to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, securities of the U.S. Government and its agencies and instrumentalities and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Portfolio would exceed 33 1/3% of its total assets. The Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolio seeks to minimize this risk by making loans only to borrowers which are deemed by the Manager to be of good financial standing and which have been approved by the AMR Trust Board. For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans will be deemed an asset of the Portfolio to the extent required by law. The Manager will receive compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation will depend on the income generated by the loan of the Portfolio's securities. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Portfolio to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by the Manager. See the SAI for further information regarding loan transactions.

     Repurchase Agreements. A repurchase agreement is an agreement under which securities are acquired by the Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers attempt to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust Board. See the SAI for more information regarding repurchase agreements.

     Private Placement Offerings. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A.
Section 4(2) securities normally are resold to other institutional investors such as the Portfolio through or with the assistance of the issuer or dealers that make a market in the
Section 4(2) securities, thus providing liquidity. The Portfolio will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

     The AMR Trust Board and the applicable investment adviser, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as: valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     Brokerage Practices and Portfolio Turnover -- The Portfolio normally will not incur any brokerage commissions on its transactions because debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer. The Manager and the investment adviser will each place its own orders to execute securities transactions which are designed to implement the Portfolio's investment objective and policies. In placing such orders, the Manager and the investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer is considered when making these determinations.

     Additional Information About the Portfolio -- As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

     The Manager expects, although it cannot guarantee, that the Fund will achieve economies of scale by investing in the Portfolio. In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and would be allowed to charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company that invests exclusively in the Portfolio.

     The Fund's investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objective, policies and restrictions, that is not approved by the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely its liquidity.

     The Portfolio's and Fund's investment objectives and policies are described above. See "Investment Restrictions" for a description of their investment restrictions. The investment objective of the Fund can be changed only with shareholder approval. The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund within thirty days prior to any changes in the Portfolio's investment objective. If the investment objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the Fund would seek an alternative investment vehicle or the investment advisers would actively manage the Fund.

     See "Management and Administration of the Trust" for a complete description of the investment management fee and other expenses associated with the Fund's investment in the Portfolio. This Prospectus and the SAI contain more detailed information about the Fund and the Portfolio, including information related to (1) the investment objective, policies and restrictions of the Fund and the Portfolio, (2) the Board of Trustees and officers of the Trust and the AMR Trust, (3) brokerage practices, (4) the Fund's shares, including the rights and liabilities of its shareholders, (5) additional performance information, including the method used to calculate yield and total return, and (6) the determination of the value of the Fund's shares.

INVESTMENT RESTRICTIONS

     The following fundamental investment restrictions and the non-fundamental investment restriction are identical for the Fund and the Portfolio. Therefore, although the following discusses the investment restrictions of the Portfolio and the AMR Trust Board, it applies equally to the Fund and the Board. The following fundamental investment restrictions may be changed with respect to the Fund by the majority vote of the Fund's outstanding shares or with respect to the Portfolio by the majority vote of the Portfolio's interest holders. The Portfolio may not:

     - Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets.

     - Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies and instrumentalities. Municipal governments and their agencies and authorities are not deemed to be industries. Finance companies as a group are not considered a single industry for purposes of this policy. Further, wholly owned finance companies will be considered to be in the industries of their parent companies if their activities are primarily related to financing the activities of their parent companies.

     The following non-fundamental investment restriction may be changed with respect to the Fund by a vote of a majority of the Board or with respect to the Portfolio by a vote of a majority of the AMR Trust Board: the Portfolio may not invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days.

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. See the SAI for other investment limitations.

YIELDS AND TOTAL RETURNS

     Each class of the Fund has different expenses which will impact its performance. Advertised yields for the Institutional Class of the Fund will be computed by dividing the net investment income per share earned by the class during the relevant time period by the maximum offering price per share for the class on the last day of the period. Total return quotations advertised by the Fund may reflect the average annual compounded (or aggregate compounded) rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period. Additionally, each class of the Fund may advertise a "monthly distribution rate." This rate is based on an annualized monthly dividend accrual rate per share compared with the month-end share price of each class of the Fund. The Fund will at times compare its performance to applicable published indices, and also may disclose its performance as ranked by certain ranking entities. See the SAI for more information about the calculation of yields and total returns.

MANAGEMENT AND ADMINISTRATION OF THE TRUSTS

     Fund Management Agreement -- The Board has general supervisory responsibility over the Trust's affairs. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Trust pursuant to a Management Agreement dated April 3, 1987, as amended July 25, 1997, together with the Administrative
Services Agreement described below. The AMR Trust and the Manager also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates the Manager to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust. The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc., and was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. The assets of the Portfolio are allocated between the Manager and the investment adviser for the Portfolio by the Manager. See "Investment Advisers." As of June 30, 1997, the Manager had assets under management totaling approximately $ ____ billion including approximately $ ____ billion under active management and $ ____ billion as named fiduciary or fiduciary adviser. Of the total, approximately $ ____ billion of assets are related to AMR. American Airlines, Inc. is not responsible for investments made in the Fund.

     The Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Trusts by third parties. The Manager oversees the Portfolio's participation in securities lending activities and any actions taken by securities lending agents in connection with those activities to ensure compliance with all applicable regulatory and investment guidelines. The Manager also develops the investment programs for the Portfolio, selects and changes investment advisers (subject to approval by the AMR Trust Board and appropriate interest holders), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, and coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions.

     The Manager bears the expense of providing the above services and pays the fees of the investment adviser of the Fund and the Portfolio. As compensation for paying the investment advisory fees and for providing the Portfolio with advisory and asset allocation services, the Manager receives from the AMR Trust an annualized advisory fee that is calculated and accrued daily, equal to 0.25% of the net assets of the Portfolio. To the extent that the Fund invests all of its investable assets in the Portfolio, the Manager will not receive an advisory fee under its Management Agreement with the Trust. The Manager receives compensation in connection with securities lending activities. If the Portfolio lends its portfolio securities and receives cash collateral from the borrower, the Manager will receive up to 25% of the net annual interest income (the gross interest earned by the investment less the amount paid to the borrower as well as related expenses) received from the investment of such cash. If a borrower posts collateral other than cash, the borrower will pay to the lender a loan fee. The Manager will receive up to 25% of the loan fees posted by borrowers. The Manager also is compensated through the Administrative Services Agreement, as described below, for other services provided.

     The Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board and the AMR Trust Board, including the affirmative votes of a majority of the Trustees of each Board who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of the Fund's shareholders or the Portfolio's interest holders. The Management Agreement may be terminated with respect to the Fund or the Portfolio at any time, without penalty, by a majority vote of outstanding Fund shares or Portfolio interests on sixty (60) days' written notice to the Manager, or by the Manager, on sixty
(60) days' written notice to the Trust or the AMR Trust. The Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

     The Trust is responsible for the following expenses: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Independent Trustees; insurance and fidelity bond premiums; and any extraordinary expenses of a nonrecurring nature.

     A majority of the Independent Trustees of the Board have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and the AMR Trust, including creating a separate Board of Trustees of the AMR Trust.

     Fund Advisory Agreements -- The investment adviser has entered into separate investment advisory agreements with the
Manager to provide investment advisory services to the Fund and the Portfolio. To the extent that the Fund invests all of its investable assets in the Portfolio, however, the investment adviser  will  receive  an advisory fee only  on  behalf  of  the
Portfolio  and  not  on behalf of the Fund.  The  assets  of  the
Portfolio are allocated between the Manager and the investment adviser for the Portfolio as described in this Prospectus in "Investment Advisers." The Manager is permitted to enter into new or modified advisory agreements with existing or new investment advisers without approval of Fund shareholders or Portfolio interest holders, but subject to approval of the Board and the AMR Trust Board. The SEC issued an exemptive order which eliminates the need for shareholder/interest holder approval, subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. The Manager recommends investment advisers to the Board and the AMR Trust Board based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets to the investment adviser may be changed at any time by the Manager. In general, the allocation will vary based upon a variety of factors, including the overall investment performance of the investment adviser, the Portfolio's cash flow needs and market conditions. The investment adviser can be terminated without penalty to the AMR Trust by the Manager, the AMR Trust Board or the interest holders of the Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and the Manager does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with the existing investment adviser is terminated.

     The Manager and the investment adviser have discretion to purchase and sell securities for their segment of the Portfolio's assets in accordance with the Portfolio's objectives, policies and restrictions and the more specific strategies provided by the Manager. Although the investment adviser is subject to general supervision by the AMR Trust Board and the Manager, these parties do not evaluate the investment merits of specific securities transactions. As compensation for its services, the investment adviser is paid a fee by the Manager out of the proceeds of the management fee received by the Manager from the AMR Trust.

     Administrative Services Agreement -- The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide the Fund those administrative and management services (other than investment advisory services) described in the Management Agreement. As compensation for these services, the Manager receives an annualized fee of 0.25% of the net assets of the Fund.

     Allocation  of  Fund  Expenses  --  Expenses  of  the   Fund
generally are allocated equally among the shares of the Fund, regardless of class. However, certain expenses approved by the Board will be allocated solely to the class to which they relate.

     Principal Underwriter -- Brokers Transaction Services,  Inc.
("BTS"), 7001 Preston Road, Dallas, Texas 75205, serves as the principal underwriter of the Trust.

     Custodian and Transfer Agent -- NationsBank of Texas,  N.A.,
Dallas, Texas, serves as custodian for the Portfolio and the Fund, and as transfer agent for the Institutional Class.

     Independent Auditor -- The independent auditor for the Fund and the AMR Trust is Ernst & Young LLP, Dallas, Texas.

INVESTMENT ADVISERS

     Set forth below is a brief description of the investment advisers of the Fund and the Portfolio. References to the investment advisers retained by the Portfolio also apply to the Fund.

     William F. Quinn has served as President of the Manager since it was founded in 1986 and Nancy A. Eckl serves as Vice President-Trust Investments of the Manager. Ms. Eckl previously served as Vice President-Finance and Compliance of the Manager from December 1990 to May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Fund and the Portfolio. These responsibilities include oversight of the investment adviser, regular review of the investment adviser's performance and asset allocations between the Manager and the investment adviser.

     Barrow,  Hanley, Mewhinney & Strauss, Inc. ("Barrow"),  3232
McKinney   Avenue,  15th  Floor,  Dallas,  Texas  75204,   is   a
professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation.
As   of  June  30,  1997,  Barrow  had  discretionary  investment management authority with respect to approximately $ ____ billion of assets, including approximately $ ____ billion of assets of AMR and its subsidiaries and affiliated entities. The Manager pays Barrow an annualized fee equal to .30% on the first $200 million in AMR Trust assets under its discretionary management,
 .20% on the next $300 million, .15% on the next $500 million, and .125% on assets over $1 billion. Solely for the purpose of determining the applicable percentage rates when calculating Barrow's fees, there shall be included all other assets or trust assets of American Airlines, Inc. also under management by Barrow
(except  assets  managed  under  the  HALO  Bond  Program).   The
inclusion of any such assets will result in lower overall fee rates being applied to the Portfolio. Barrow provides no services to the Fund or the Portfolio except for portfolio investment
management  and  related  recordkeeping  services,  and  has   no
affiliation with the Trust, the AMR Trust or the Manager.

PURCHASE, REDEMPTION AND VALUATION OF SHARES

     Purchasing Shares of the Trust -- Institutional Class shares are offered without a sales charge to institutions including bank trust departments acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which the bank acts as agent or fiduciary); endowment funds and charitable foundations; employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code"); qualified pension and profit sharing plans, and cash or deferred arrangements under Section 401(k) of the Code; corporations; and other institutional investors who make an initial investment of at least $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. The Manager may waive the minimum investment requirement for certain individuals associated with AMR or the Manager, as more fully described in the SAI. In addition, for investors such as investment advisors, trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

     Trust shares are sold without a sales charge at the net asset value next determined after the acceptance of a purchase order. Shares of the Fund are offered and purchase orders accepted until 4:00 p.m. Eastern time on each day on which the New York Stock Exchange (the "Exchange") is open for trading which excludes the following business holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day ("Business Day"). The Trust reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

     Institutional Class shares may be purchased and redeemed as follows:

     By Wire -- Purchases may be made by wiring funds. If opening a new account, an investor should first forward a completed new account application to the Manager at P.O. Box 619003, MD 5645, DFW Airport, TX 75261-9003 or by facsimile to (817) 967-0768. To ensure prompt receipt of a transmission by wire, the investor should: telephone the transfer agent at (214) 508-5038 or (800) 658-5811 and specify the Fund whose shares are to be purchased; provide the name, address, telephone number and account number of the investor; and identify the amount being wired and by which bank. The transfer agent will provide the investor with an account number. The investor should instruct its bank to designate the account number and transmit the federal funds to:
Federal Reserve Bank, Dallas, for NationsBank of Texas, N.A. ABA Routing # 111-000-025, Corporate Trust Suspense Account No. 0180019810, reference American AAdvantage Funds, attention: Fund Account Services.

     By Depositing Securities -- Shares of the Fund may be purchased in exchange for an investor's securities if the securities are acceptable to the Portfolio and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must first contact the Manager and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The investor must represent that all such securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Manager will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Manager. Securities accepted by the Fund must have a readily ascertainable value as evidenced by a listing on the Exchange, American Stock Exchange or Nasdaq. Securities are valued in the manner described for valuing Portfolio assets in the section entitled "Valuation of Shares." Acceptance of such orders may occur on any day during the five-day period afforded the Manager to review the acceptability of the securities. Upon notice of acceptance of such orders, the securities must be delivered in fully negotiable form within three days. The Manager will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment by the Portfolio, and not for resale.

     By Mail -- Share purchases of the Fund may be made by mail by sending a check or other negotiable bank draft payable to the Fund to "NationsBank of Texas, N.A., 11th Floor, Elm Place, P.O. Box 830840, Dallas, Texas 75283-0840, Attn.: American AAdvantage Funds -- Institutional Class." An additional purchase of shares should be accompanied by the shareholder's account number. Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     Redemption of Shares -- Fund shares may be redeemed on any Business Day by writing directly to NationsBank of Texas, N.A. at the address above under "Purchasing Shares of the Trust -- By Mail." The redemption price will be the net asset value per share next determined after receipt by NationsBank of Texas, N.A. of all required documents in good order. "Good order" means that the request must include a letter of instruction or stock assignment specifying the number of shares or dollar amount to be redeemed, signed by an authorized signatory for the owners of the shares in the exact names in which they appear on the account, and accompanied by such other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, IRAs and welfare, pension and profit-sharing plans. In addition, any share certificates being redeemed must be returned duly endorsed or accompanied by a stock assignment with signatures guaranteed by a bank, trust company or member of a recognized stock exchange.

     Payment for redeemed shares will be made in cash within seven days after the receipt of a redemption request in good order. However, the Fund reserves the right to suspend redemptions or postpone the date of payment (a) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted, (b) at such time as an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders. Shares purchased by check may not be redeemed until the funds have cleared, which may take up to 15 days. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. See the SAI for further information concerning redemptions in kind.

     Distribution of Trust Shares -- Shares are distributed through the Fund's principal underwriter, BTS. BTS is compensated by the Manager, and not the Trust. The Trust does not incur any direct distribution expenses. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

     Valuation of Shares -- The net asset value of each share (share price) of the Fund is determined as of 4:00 p.m. Eastern time on each Business Day. The net asset value of shares of the Institutional Class will be determined based on a pro rata allocation of the value of the Fund's net assets, which in turn is based on the Fund's pro rata allocation of the value of the Portfolio's assets (net of liabilities) and the Portfolio's investment income, expenses and total capital gains and losses. The allocation will be based on comparative net asset value at the beginning of the day except for expenses related solely to one class of shares ("Class Expenses"), which will be borne only by the appropriate class of shares. Because of the Class
Expenses, the net income attributable to and the dividends payable for each class of shares may be different. Additionally, the Fund may compute differing share prices as a result of Class Expenses.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method as described in the SAI.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX MATTERS

     Dividends and Other Distributions -- Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends consisting of substantially all of the net investment income of the Fund, which are paid monthly, normally are declared on each Business Day immediately prior to the determination of the class's net asset value per share and are payable to shareholders of record as of the close of business on the day on which declared. The Fund's net investment income attributable to the Institutional Class consists of that class's pro rata share of the Fund's share of dividends and interest (including discount) accrued on the Portfolio's securities, less applicable expenses of the Fund (including its share of the Portfolio's expenses allocable to the Institutional Class). Distributions of the Fund's share of the Portfolio's realized net short-term capital gain, and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, normally are made annually.

     Unless a shareholder elects otherwise on the account application, all dividends and other distributions on the Fund's Institutional Class shares are automatically declared and paid in additional Institutional Class shares of the Fund. However, a shareholder may choose to have distributions of realized net short-term capital gain and net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the transfer agent at least ten days prior to the payment date for a dividend or other distribution.

     Tax Information -- The Fund is treated as a separate corporation for federal income tax purposes and intends to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (generally, net investment income plus any net short-term capital gain) and net capital gain that it distributes to its shareholders. However, the Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that calendar year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these and other purposes, dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. The Portfolio has received an opinion of counsel that it should be classified for federal income tax purposes as a partnership; accordingly, the Portfolio should not subject to federal income tax.

     Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether received in cash or paid in additional Fund shares. Distributions of the Fund's net capital gain (whether received in cash or paid in additional Fund shares), when designated as such, generally are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. A capital gain distribution from the Fund may be offset by capital losses from other sources.

     Redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis for the redeemed shares. If shares of the Fund are redeemed at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     The Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or (except with respect to redemption proceeds) who otherwise are subject to back-up withholding.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders. Prospective investors are urged to consult their own tax advisers regarding specific questions as to the effect of federal, state or local income taxes on any investment in the Fund. For further tax information, see the SAI.

GENERAL INFORMATION

     The Trust currently is comprised of ten separate investment portfolios. The Fund is comprised of two classes of shares, which can be issued in an unlimited number. Each share represents an equal proportionate beneficial interest in the Fund and is entitled to one vote. Only shares of a particular class may vote on matters affecting that class. Only shares of the Fund may vote on matters affecting the Fund. All shares of the Trust vote on matters affecting the Trust as a whole. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Trust are nontransferable. Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of the Trust, however, will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

     On most issues subjected to a vote of the Portfolio's interest holders, as required by the 1940 Act, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. Because the Portfolio interest holder's votes are proportionate to its percentage interests in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of the Fund had voted. This could result in the Fund redeeming its investment in the Portfolio, which could result in increased expenses for the Fund. Whenever the shareholders of the Fund are called to vote on matters related to the Portfolio, the Board shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from the Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of the Fund.

     As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the federal securities laws or the Trust's Declaration of Trust or By-Laws. Trustees can be removed by a shareholder vote at special shareholder meetings.

SHAREHOLDER COMMUNICATIONS

     Shareholders will receive periodic reports, including annual and semi-annual reports which will include financial statements showing the results of the Fund's operations and other information. The financial statements of the Fund will be audited by Ernst & Young LLP, independent auditor, at least annually. Shareholder inquiries and requests for information regarding the other investment companies which also invest in the AMR Trust should be made in writing to the Fund at P.O. Box 619003, MD 5645, Dallas/Fort Worth Airport, Texas 75261-9003, or by calling
(800) 388-3344.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in sales literature specifically approved by officers of the Trust for use in connection with the offer of any Institutional Class shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any jurisdiction in which, or to any person to whom, such offering may not lawfully be made.

     American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Intermediate Bond Fund is a service mark of AMR Investment Services, Inc.

(1) Hub and Spoke is  a  registered  service  mark  of  Signature
    Financial Group, Inc.


                  American AAdvantage Funds(R)


                    -- Institutional Class --
                         P.O. Box 619003
           Dallas/Fort Worth Airport, Texas 75261-9003
                         (800) 967-9009


                         -- AMR Class --
                         P.O. Box 619003
           Dallas/Fort Worth Airport, Texas 75261-9003
                         (800) 967-9009



               STATEMENT OF ADDITIONAL INFORMATION

         AMERICAN AADVANTAGE INTERMEDIATE BOND FUND(SM)

                         -- AMR Class --
                    -- Institutional Class --

                       September 15, 1997

   The American AAdvantage Intermediate Bond Fund(SM) (the "Fund") is one of ten separate investment portfolios of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company. The Fund consists of two classes of shares, the AMR Class and the Institutional Class, designed to meet the needs of different groups of investors.

   The Fund seeks its investment objective by investing all of its investable assets in the Intermediate Bond Portfolio (the "Portfolio") of the AMR Investment Services Trust ("AMR Trust"). The Portfolio has an investment objective identical to the Fund's. The AMR Trust is a separate investment company managed by AMR Investment Services, Inc. (the "Manager").

   This Statement of Additional Information ("SAI") should be read in conjunction with an AMR Class or Institutional Class prospectus, dated September 15, 1997, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (817) 967-3509.

   This   SAI   is  not  a  prospectus  and  is  authorized   for
distribution  to  prospective  investors  only  if  preceded   or
accompanied by a current Prospectus.


                     INVESTMENT RESTRICTIONS

   The Fund has the following fundamental investment policy that enables it to invest in the Portfolio:

      Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

   All other fundamental investment policies and the non-fundamental policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust's Board of Trustees ("AMR Trust Board"), it applies equally to the Fund and the Trust's Board of Trustees ("Board").

   In addition to the investment limitations noted in the Prospectus, the following seven restrictions have been adopted by the Portfolio, and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

   The Portfolio may not:

   1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

   2. Purchase  or  sell commodities (including  direct  interests
   and/or   leases  in  oil,  gas  or  minerals)  or  commodities
   contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and
   "when-issued"  securities  when  consistent  with  the   other
   policies and limitations described in the Prospectus.

   3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

   4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or
   other   evidences  of  indebtedness  of  any  corporation   or
   government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Portfolio may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

   5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

   6. Issue  senior  securities  except  that  the  Portfolio  may
   engage   in  when-issued  securities  and  forward  commitment
   transactions.

   7. Borrow   money,   except  from  banks  or  through   reverse
   repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at
   the   time  of  borrowing.   In  addition,  although   not   a
   fundamental policy, the Portfolio intends to repay  any  money
   borrowed  before  any  additional  portfolio  securities   are
   purchased.   See "Other Information" for a further description
   regarding reverse repurchase agreements.

   The following non-fundamental investment restriction applies to the Portfolio and may be changed by a majority vote of the AMR Trust Board: the Portfolio may not purchase securities on margin, effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

   The   Portfolio  may  invest  in  the  securities   of   other
investment  companies  to  the  extent  permitted  by  law.   The
Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.


      TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

   The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                        Position
                        with Each      Principal Occupation During
Name, Age and Address   Trust             Past 5 Years

William F. Quinn* (49)  Trustee and   President,   AMR  Investment
                        President     Services,    Inc.     (1986-
                                      Present);          Chairman,
                                      American  Airlines Employees
                                      Federal Credit Union  (1989-
                                      Present); Trustee,  American
                                      Performance   Funds   (1990-
                                      1994);   Director,  Crescent
                                      Real  Estate Equities,  Inc.
                                      (1994-Present);     Trustee,
                                      American AAdvantage  Mileage
                                      Funds (1995-Present).

Alan D. Feld (60)       Trustee       Partner,     Akin,     Gump,
1700 Pacific                          Strauss,  Hauer & Feld,  LLP
Avenue                                (1960-Present)#;   Director,
Suite 4100                            Clear                Channel
Dallas, Texas                         Communications        (1984-
75201                                 Present);          Director,
                                      CenterPoint      Properties,
                                      Inc.         (1994-Present);
                                      Trustee,            American
                                      AAdvantage   Mileage   Funds
                                      (1996-Present).

Ben J. Fortson (65)     Trustee       President  and CEO,  Fortson
301 Commerce Street                   Oil  Company (1958-Present);
Suite 3301                            Director,    Kimbell     Art
Fort Worth, Texas                     Foundation   (1964-Present);
76102                                 Director,            Burnett
                                      Foundation   (1987-Present);
                                      Honorary   Trustee,    Texas
                                      Christian University  (1986-
                                      Present); Trustee,  American
                                      AAdvantage   Mileage   Funds
                                      (1996-Present).

John S. Justin (81)     Trustee       Chairman      and      Chief
2821 W. Seventh St.                   Executive  Officer,   Justin
Fort Worth, Texas                     Industries,     Inc.      (a
76107                                 diversified          holding
                                      company)     (1969-Present);
                                      Executive   Board    Member,
                                      Blue  Cross/Blue  Shield  of
                                      Texas  (1985-Present); Board
                                      Member,     Zale      Lipshy
                                      Hospital     (1993-Present);
                                      Trustee,   Texas   Christian
                                      University   (1980-Present);
                                      Director    and    Executive
                                      Board    Member,    Moncrief
                                      Radiation   Center    (1985-
                                      Present);  Director,   Texas
                                      New    Mexico    Enterprises
                                      (1984-1993);       Director,
                                      Texas   New   Mexico   Power
                                      Company         (1979-1993);
                                      Trustee,            American
                                      AAdvantage   Mileage   Funds
                                      (1995-Present).

Stephen D. O'Sullivan*  Trustee       Consultant   (1994-Present);
(61)                                  Vice      President      and
                                      Controller      (1985-1994),
                                      American   Airlines,   Inc.;
                                      Trustee,            American
                                      AAdvantage   Mileage   Funds
                                      (1995-Present).

Roger T. Staubach (55)  Trustee       Chairman  of the  Board  and
6750 LBJ Freeway                      Chief  Executive Officer  of
Dallas, Texas  75240                  The   Staubach  Company   (a
                                      commercial    real    estate
                                      company)     (1982-Present);
                                      Director,        Halliburton
                                      Company      (1991-Present);
                                      Director,  First  USA,  Inc.
                                      (1993-Present);    Director,
                                      Brinker International (1993-
                                      Present);          Director,
                                      Columbus Realty Trust (1994-
                                      Present);  Member   of   the
                                      Advisory     Board,      The
                                      Salvation  Army;    Trustee,
                                      Institute    for    Aerobics
                                      Research;     Member      of
                                      Executive           Council,
                                      Daytop/Dallas;        former
                                      quarterback  of  the  Dallas
                                      Cowboys         professional
                                      football    team;   Trustee,
                                      American AAdvantage  Mileage
                                      Funds (1995-Present).

Kneeland Youngblood,    Trustee       Physician    (1982-Present);
M.D.(40)                              President,        Youngblood
2305 Cedar Springs                    Enterprises, Inc. (a  health
Road                                  care     investment      and
Suite 401                             management   firm)    (1983-
Dallas, Texas                         Present); Trustee,  Teachers
75201                                 Retirement System  of  Texas
                                      (1993-Present);    Director,
                                      United   States   Enrichment
                                      Corporation  (1993-Present),
                                      Director, Just For the  Kids
                                      (1995-Present);      Member,
                                      Council      on      Foreign
                                      Relations    (1995-Present);
                                      Trustee,            American
                                      AAdvantage   Mileage   Funds
                                      (1996-Present).

Nancy A. Eckl (34)      Vice          Vice     President,      AMR
                        President     Investment  Services,   Inc.
                                      (1990-Present).

Michael W. Fields (43)  Vice          Vice     President,      AMR
                        President     Investment  Services,   Inc.
                                      (1988-Present).

Barry Y. Greenberg      Vice          Director,     Legal      and
(34)                    President     Compliance,  AMR  Investment
                        and           Services,    Inc.     (1995-
                        Assistant     Present);    Branch    Chief
                        Secretary     (1992-1995), Securities  and
                                      Exchange Commission.

Rebecca L. Harris (30)  Treasurer     Director  of Finance  (1995-
                                      Present), Controller  (1991-
                                      1995),     AMR    Investment
                                      Services, Inc.

John B. Roberson (39)   Vice          Vice     President,      AMR
                        President     Investment  Services,   Inc.
                                      (1991-Present).

Thomas E. Jenkins, Jr.  Assistant     Senior  Compliance  Analyst,
(30)                    Secretary     AMR   Investment   Services,
                                      Inc.  (1996-Present);  Staff
                                      Accountant  (1994-1996)  and
                                      Compliance  Examiner  (1991-
                                      1994),    Securities     and
                                      Exchange Commission.

Adriana R. Posada (43)  Assistant     Senior   Compliance  Analyst
                        Secretary     (1996-Present)           and
                                      Compliance  Analyst   (1993-
                                      Present),   AMR   Investment
                                      Services,   Inc.;    Special
                                      Sales        Representative,
                                      American   Airlines,    Inc.
                                      (1991-1993).

Clifford J. Alexander   Secretary     Partner,    Kirkpatrick    &
(53)                                  Lockhart LLP (law firm)

Robert J. Zutz (44)     Assistant     Partner,    Kirkpatrick    &
                        Secretary     Lockhart LLP (law firm)

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

* Messrs. Quinn and O'Sullivan, by virtue of their current or former positions, are deemed to be "interested persons" of the Trust and AMR Trust as defined by the 1940 Act.

   All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

   As compensation for their service to the Trust and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trust and the AMR Trust do not pay for these travel arrangements. However, the Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, who as a retiree of American Airlines, Inc. already receives free airline travel, receives compensation annually of up to three round trip airline tickets for each of his three adult children. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts are reflected in the following table for the fiscal year ended October 31, 1996.(1)

                                    Pension or
                                    Retirement
                                    Benefits     Estimated   Total
                     Aggregate      Accrued as   Annual      Compensation
                     Compensation   Part of the  Benefits    From American
                     From           Trust's      Upon        AAdvantage
Name of Trustee      the Trust      Expenses     Retirement  Funds Complex


William F. Quinn      $0             $0           $0          $0
John S. Justin        $373           $0           $0          $1,492
Stephen D. O'Sullivan $458           $0           $0          $1,832
Roger T. Staubach     $2,832         $0           $0          $11,330

(1) Messrs. Feld and Fortson and Dr. Youngblood did not serve as Trustees during this period


      MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

   As described more fully in the Prospectus, the Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Fund.

   Brokers Transaction Services, Inc. ("BTS") is the distributor of the Fund's shares, and as such receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust and the American AAdvantage Mileage Funds.


                       REDEMPTIONS IN KIND

   Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.


                 INVESTMENT ADVISORY AGREEMENTS

   The Manager and the investment adviser entered into separate investment advisory agreements with the Fund and the Portfolio, as described in the Prospectus. The Manager provides investment advisory services pursuant to a Management Agreement dated April 3, 1987, and amended on July 25, 1997, as approved by the Board and the AMR Trust Board. The Advisory Agreement with the investment adviser was approved by the Board and the AMR Trust Board and became effective as of November 1, 1995.

   Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days' nor more than sixty
(60)  days' written notice to the investment adviser, or  by  the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.


                PORTFOLIO SECURITIES TRANSACTIONS

   The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

   In selecting brokers or dealers to execute particular transactions, Manager and the investment adviser ("investment advisers") are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the Portfolio or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, an investment adviser of the Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

   The   Portfolio  anticipates  that  it  will  experience  high
portfolio turnover rate. High portfolio turnover can increase the Portfolio's transaction costs and generate additional capital gains or losses.


                         TAX INFORMATION

Taxation of the Fund

   To qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund
(which is treated as a separate corporation for these purposes) must, among other requirements:

  - Derive  at  least 90% of its gross income each  taxable  year
    from   dividends,   interest,  payments   with   respect   to
    securities   loans  and  gains  from  the   sale   or   other
    disposition of securities ("Income Requirement");

  - Derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that are held for less than three months ("Short-Short Limitation");

  - Diversify  its  investments  in  securities  within   certain
    statutory limits; and

  - Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution
    Requirement").

   Certain other funds of the Trust have received a ruling from the Internal Revenue Service ("IRS") that each such fund, as an investor in the AMR Trust, will be deemed to own a proportionate share of that portfolio's assets and to be entitled to the income of that portfolio attributable to that share for purposes of determining whether the fund satisfies the first three requirements described above to qualify as a RIC. Although that ruling may not be relied upon as a precedent by the Fund, the Manager believes that the reasoning and, hence, the conclusion thereof apply to the Fund as well.

   See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio and certain investments by the Portfolio.

Taxation of the Portfolio

   The other portfolios of the AMR Trust have received rulings from the IRS to the effect that, among other things, for federal income tax purposes, each such portfolio will be treated as a separate entity and will be classified as a partnership that will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, the Manager believes that the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits without regard to whether it has received any cash distributions from the Portfolio.

   Because, as noted above, the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

   Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

   The  Portfolio  may  acquire zero coupon or  other  securities issued with original issue discount. As an investor in the Portfolio that holds those securities, the Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Fund's interest in the Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales
of  portfolio  securities, if necessary).   The  Portfolio  might
realize capital gains or losses from any such sales, which would indirectly increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-
term  capital  gain  over  net  short-term  capital  loss).    In
addition, any such gains might be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation applicable to the Fund, any such gains would reduce the Portfolio's ability to sell other securities held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

   The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


                YIELD AND TOTAL RETURN QUOTATIONS

   The advertised yield for each class of the Fund is computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in that class of the Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                                          6
                  yield = 2{({(a-b)/cd}+1)  -1}

where, with respect to a particular class of the Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period.

   Each class of the Fund may also advertise a monthly distribution rate. The distribution rate gives the return of the class based solely on the dividend payout to that class if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated from the following formula:

             monthly distribution rate = A/P*(365/N)

where, with respect to a particular class of shares, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. The "monthly dividend rate" is a non-standardized performance calculation and when used in an advertisement will be accompanied by the appropriate standardized SEC calculations.

   The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                 n
                         P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

   Each class of the Fund may also use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in a class for the specific period. Such total returns reflect changes in share prices of a class and assume reinvestment of dividends and distributions.

   In reports or other communications to shareholders or in advertising material, each class of the Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each class of the Fund may also compare its performance with various indices prepared by independent services such as Standard & Poor's, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

   The Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of a Fund's returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

   Advertisements for the Fund may compare the Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments.

   From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."


                    DESCRIPTION OF THE TRUST

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

   The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees.



                        OTHER INFORMATION


   Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

   Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

   Cash  Equivalents-Cash  equivalents  include  certificates  of deposit,  bearer deposit notes, bankers' acceptances,  government
obligations,   commercial   paper,  short-term   corporate   debt
securities and repurchase agreements.

   Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

   Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

   Debentures-Debentures  are  unsecured  debt  securities.   The
holder   of  a  debenture  is  protected  only  by  the   general
creditworthiness of the issuer.

   Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

   Full  Faith  and  Credit Obligations of the  U.S.  Government-
Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

   General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

   Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Investment Advisors Act of 1933 Act ("1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

   Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

   Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

   Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

   While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this SAI as "qualified" loan transactions.

   The   cash  collateral  so  acquired  through  qualified  loan
transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust
Board.

   Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

      Collateralized   Mortgage  Obligations  ("CMOs")-CMOs   and
interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different  groups  referred  to as  "tranches,"  which  are  then
retired  sequentially  over  time  in  order  of  priority.   The
principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle
that   holds  residential  or  commercial  mortgages  and  issues
securities  representing interests in those mortgages.   A  REMIC
may  be formed as a corporation, partnership, or segregated  pool
of  assets.   The REMIC itself is generally exempt  from  federal
income  tax,  but the income from the mortgages  is  reported  by
investors.    For   investment  purposes,  interests   in   REMIC
securities are virtually indistinguishable from CMOs.

      Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

   (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

   (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

   (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

   (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

   Ratings   of  Long-Term  Obligations-The  Portfolio   utilizes
ratings   provided   by   the  following  nationally   recognized
statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

   The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

   The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   Duff & Phelps' four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

   Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

   Fitch Investors Service, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   IBCA's four highest long term obligation ratings are AAA, AA, A and BBB. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. AA obligations have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A have a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk. Obligations rated BBB have a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

   Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

   Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

   Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

   IBCA's   short-term   rating  of  A-1  indicates   obligations
supported  by  the highest capacity for timely repayment.   Where
issues possess particularly strong credit features, a rating of A-1+ is assigned. Obligations rated A-2 are supported by a good capacity for timely repayment.

   The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1-have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

   Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

   Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

   The Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the AMR Trust Board presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. The Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

   In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

   Reverse Repurchase Agreements-The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolio intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

   Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

   U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S.
Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

   U. S. Government agencies or instrumentalities that issue or guarantee securities include the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

   Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

   U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and STRIPS.

   Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

   As used above, an obligation is "subject to a demand feature" when the Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

   When-Issued and Delayed Delivery Securities-Delivery of and payment for securities on a when-issued or delayed delivery basis may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


                        TABLE OF CONTENTS

Investment Restrictions..........................................

Trustees and Officers of the Trust and the AMR Trust.............

Management, Administrative Services and Distribution Fees........

Redemptions in Kind..............................................

Investment Advisory Agreements...................................

Portfolio Securities Transactions................................

Tax Information..................................................

Yield and Total Return Quotations................................

Description of the Trust.........................................

Other Information................................................